Revenue from contracts with customers (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total revenue	$ 66,096	$ 19,535	$ 109,644	$ 63,260	$ 196,333	$ 122,035	$ 259,516	$ 93,811
In-game purchases
Disclosure of products and services [line items]
Total revenue			102,710	59,498	185,481	114,427	244,457	89,169
Advertising
Disclosure of products and services [line items]
Total revenue			$ 6,934	$ 3,762	$ 10,852	$ 7,608	$ 15,059	$ 4,642